Equity based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Vermilion incentive plan
Disclosure Of Equity Based Compensation
Summary of number of awards outstanding under VIP and the Five-Year Compensation Arrangement

The following table summarizes the number of awards outstanding under the LTIP:

Number of LTIP Awards (‘000s)	2024	2023
Opening balance	4,478	5,503
Granted	1,917	1,694
Vested	(2,061)	(2,476)
Forfeited	(408)	(243)
Closing balance	3,926	4,478